Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Expenses by Nature

(CAD$ in millions)	2022	2021
Employment-related costs:
Wages and salaries	$1,121	$990
Employee benefits and other wage-related costs	313	255
Bonus payments	350	266
Post-employment benefits and pension costs	154	154
	1,938	1,665
Transportation	1,515	1,407
Depreciation and amortization	1,674	1,487
Raw material purchases	655	770
Fuel and energy	1,103	777
Operating supplies consumed	782	639
Maintenance and repair supplies	845	702
Contractors and consultants	904	684
Overhead costs	559	390
Royalties	495	373
Other operating costs	(32)	(21)
	10,438	8,873
Adjusted for:
Capitalized production stripping costs	(1,042)	(667)
Change in inventory	(168)	(288)
Total cost of sales, general and administration, exploration and research and innovation expenses	$9,228	$7,918